Right-of-Use Assets (Tables)	6 Months Ended
Jun. 30, 2025
Right-of-Use Assets [Abstract]
Schedule of Right-of-Use Assets
	Office premises	Motor vehicles	Total
	RM	RM	RM
Cost

At January 1, 2024	1,591,284	275,542	1,866,826
Additions	-	-	-
At December 31, 2024	1,591,284	275,542	1,866,826
Addition	2,446,313	-	2,446,313
Disposal of controlling in subsidiaries	-	(275,542)	(275,542)
At June 30, 2025	4,037,597	-	4,037,597

Accumulated depreciation
At January 1, 2024	635,331	27,554	662,885
Charges	636,944	27,554	664,498
At December 31, 2024	1,272,275	55,108	1,327,383
Charges	649,091	-	649,091
Disposal of controlling in subsidiaries	-	(55,108)	(55,108)
At June 30, 2025	1,921,366	-	1,921,366

Carrying amount:
At December 31, 2024	319,009	220,434	539,443
At June 30, 2025	2,116,231	-	2,116,231
At June 30, 2025 (US$)	502,345	-	502,345